14 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
14-	Earnings Per Common Share

The basic earnings per share or loss per share is computed using the weighted average number of common shares outstanding. The assumed exercise of common stock equivalents were excluded from the calculation of diluted net loss per common share for the year ended December 31 2011 because their inclusion would have been anti-dilutive. As of December 31, 2011, common stock equivalents consisted of preferred stock convertible into 5,980,504 shares, warrants convertible into 478,440 shares and notes payable convertible into 3,403,200 shares of common stock.

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per Share Amount

Net Loss	$(381,155)
Preferred stock dividends	(62,580)
Net Loss available to common stockholders	$(443,735)

Basic (loss) per common share	$(443,735)	49,960,405	$(0.01)
Effect of dilutive securities	-	-	-

Diluted earnings per common share	$(443,735)	49,960,405	$(0.01)

	For the Year Ended December 31, 2010
	Income (Numerator)	Shares (Denominator)	Per Share Amount

Net Income	$127,072

Basic earnings per common share	$127,072	79,195,292	$0.00
Effect of dilutive securities - notes payable	-	1,440,000	-

Diluted earnings per common share	$127,072	80,635,292	$0.00